LEASES (Tables)	12 Months Ended
Jan. 31, 2023
Leases [Abstract]
Schedule of Components of Lease Expenses
The components of lease expenses for the years ended January 31, 2023 and 2022 were as follows:

	Year Ended January 31,
(in thousands)	2023	2022
Operating lease expenses	$8,241	$9,552
Variable lease expenses	6,430	5,566
Short-term lease expenses	225	213
Total lease expenses	$14,896	$15,331

Schedule of Supplemental Cash Flow Information Related to Leases	Other information related to leases was as follows:

	Year Ended January 31,
(dollars in thousands)	2023	2022
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$8,272	$8,733
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$2,240	$3,756
Weighted average remaining lease terms
Operating leases	3 years	4 years
Weighted average discount rates
Operating leases	4.8%	4.8%

Schedule of Maturities of Lease Liabilities	Maturities of lease liabilities as of January 31, 2023 were as follows:

January 31, 2023
(in thousands)	Operating Leases
Year Ending January 31,
2024	$7,487
2025	6,869
2026	4,486
2027	213
2028	5
Total future minimum lease payments	19,060
Less imputed interest	(2,088)
Total	$16,972

Reported as of January 31, 2023:
Accrued expenses and other current liabilities	$6,604
Operating lease liabilities	10,368
Total	$16,972